Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss for the period	£ (12,326)	£ (7,484)
Adjustments to cash flows from non-cash items
Depreciation and amortization	542	159
Depreciation on right of use assets	140	171
Finance costs	98	66
Related party finance costs	709
Share based payment transactions	96
Income tax expense/(benefit)	4	(30)
Adjustments to cash flows from non-cash items	(10,737)	(7,118)
Increase in trade and other receivables	(2,062)	(848)
Increase in trade and other payables	787	683
Net cash flows used in operating activities	(12,012)	(7,283)
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired		(731)
Acquisitions of property plant and equipment	(155)	(1,527)
Acquisition of intangible assets	(233)	(575)
Deferred consideration payments	(300)
Net cash flows used in investing activities	(688)	(2,833)
Cash flows from financing activities
Proceeds from related party borrowings	5,600
Payments to finance lease creditors	(220)	(130)
Movement in net parent investment	7,130	11,003
Net cash flows generated from financing activities	12,510	10,873
Net increase in cash and cash equivalents	(190)	757
Cash and cash equivalents at January 1	1,029	272
Cash and cash equivalents at June 30	£ 839	£ 1,029